Schedule of Investments (unaudited) December 31, 2020	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Coles Group Ltd.	220,700	$3,089,300
Treasury Wine Estates Ltd.	118,778	861,558
Woolworths Group Ltd.	210,440	6,383,396

		10,334,254

Belgium — 1.6%
Anheuser-Busch InBev SA/NV	140,373	9,791,660

Brazil — 0.7%
Ambev SA, ADR	728,710	2,229,853
BRF SA, ADR(a)(b)	120,265	505,113
Natura & Co. Holding SA, ADR NVS(b)	69,182	1,383,640

		4,118,606

Canada — 1.6%
Alimentation Couche-Tard Inc., Class B	142,453	4,850,558
George Weston Ltd.	11,664	870,497
Loblaw Companies Ltd.	26,941	1,328,229
Metro Inc.	41,689	1,858,662
Saputo Inc.	39,093	1,093,315

		10,001,261

Chile — 0.1%
Cencosud SA	229,437	408,498

Denmark — 0.4%
Carlsberg AS, Class B	16,890	2,707,508

France — 5.0%
Carrefour SA	97,107	1,666,978
Danone SA	114,055	7,502,315
L’Oreal SA	39,959	15,195,581
Pernod Ricard SA	33,435	6,414,592

		30,779,466

Germany — 0.6%
Beiersdorf AG	16,452	1,901,062
Henkel AG & Co. KGaA	16,495	1,591,387

		3,492,449

Ireland — 0.6%
Kerry Group PLC, Class A	25,565	3,706,686

Japan — 7.0%
Aeon Co. Ltd.	144,617	4,741,426
Ajinomoto Co. Inc.	91,100	2,062,533
Asahi Group Holdings Ltd.	79,898	3,284,296
Japan Tobacco Inc.	182,500	3,715,579
Kao Corp.	80,000	6,175,602
Kikkoman Corp.	32,200	2,236,176
Kirin Holdings Co. Ltd.	143,996	3,394,705
MEIJI Holdings Co. Ltd.	24,300	1,708,732
Nissin Foods Holdings Co. Ltd.	14,100	1,207,264
Seven & i Holdings Co. Ltd.	132,337	4,690,020
Shiseido Co. Ltd.	66,300	4,582,467
Unicharm Corp.	73,100	3,463,656
Yakult Honsha Co. Ltd.	26,720	1,345,770

		42,608,226

Mexico — 0.8%
Fomento Economico Mexicano SAB de CV	308,158	2,325,085
Wal-Mart de Mexico SAB de CV	836,845	2,351,087

		4,676,172

Security	Shares	Value

Netherlands — 1.8%
Heineken Holding NV	16,934	$1,596,445
Heineken NV	39,157	4,370,400
Koninklijke Ahold Delhaize NV	182,508	5,160,639

		11,127,484

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(b)	122,387	1,081,337

Norway — 0.5%
Mowi ASA	75,472	1,683,630
Orkla ASA	135,145	1,373,240

		3,056,870

Sweden — 0.9%
Essity AB, Class B	101,365	3,264,643
Swedish Match AB	26,769	2,078,924

		5,343,567

Switzerland — 9.5%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	171	1,669,472
Chocoladefabriken Lindt & Spruengli AG, Registered	18	1,800,102
Nestle SA, Registered	459,890	54,243,036

		57,712,610

Taiwan — 0.3%
Uni-President Enterprises Corp.	851,000	2,044,363

United Kingdom — 13.0%
Associated British Foods PLC(a)	59,018	1,826,473
British American Tobacco PLC	379,602	14,051,723
Diageo PLC	386,978	15,224,025
Imperial Brands PLC	157,411	3,303,979
J Sainsbury PLC	285,770	880,878
Reckitt Benckiser Group PLC	122,121	10,920,771
Tate & Lyle PLC	77,238	712,035
Tesco PLC	1,625,566	5,141,862
Unilever PLC	436,248	26,190,766
Wm Morrison Supermarkets PLC	395,054	957,723

		79,210,235

United States — 52.6%
Altria Group Inc.	308,128	12,633,248
Archer-Daniels-Midland Co.	92,131	4,644,324
Brown-Forman Corp., Class B, NVS	30,263	2,403,790
Campbell Soup Co.	33,806	1,634,520
Church & Dwight Co. Inc.	41,353	3,607,222
Clorox Co. (The)	20,927	4,225,580
Coca-Cola Co. (The)	541,187	29,678,695
Colgate-Palmolive Co.	142,161	12,156,187
Conagra Brands Inc.	80,992	2,936,770
Constellation Brands Inc., Class A	28,135	6,162,972
Costco Wholesale Corp.	71,891	27,087,091
Estee Lauder Companies Inc. (The), Class A	37,602	10,009,276
General Mills Inc.	101,292	5,955,970
Hershey Co. (The)	24,441	3,723,098
Hormel Foods Corp.	46,524	2,168,484
JM Smucker Co. (The)	18,880	2,182,528
Kellogg Co.	41,967	2,611,606
Kimberly-Clark Corp.	56,547	7,624,232
Kraft Heinz Co. (The)	107,438	3,723,801
Kroger Co. (The)	128,984	4,096,532
Lamb Weston Holdings Inc.	24,463	1,926,217
McCormick & Co. Inc./MD, NVS	41,420	3,959,752

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Molson Coors Beverage Co., Class B	31,178	$1,408,934
Mondelez International Inc., Class A	237,384	13,879,842
Monster Beverage Corp.(a)	61,550	5,692,144
PepsiCo Inc.	184,695	27,390,268
Philip Morris International Inc.	258,557	21,405,934
Procter & Gamble Co. (The)	395,816	55,073,838
Sysco Corp.	84,724	6,291,604
Tyson Foods Inc., Class A	48,788	3,143,899
Walgreens Boots Alliance Inc.	119,253	4,755,810
Walmart Inc.	181,481	26,160,486

		320,354,654

Total Common Stocks — 98.9% (Cost: $545,851,556)		602,555,906

Preferred Stocks

Germany — 0.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	29,540	3,336,060

Total Preferred Stocks — 0.5% (Cost: $3,472,724)		3,336,060

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	2,402,931	$2,404,373
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	677,000	677,000

		3,081,373

Total Short-Term Investments — 0.5% (Cost: $3,081,497)		3,081,373

Total Investments in Securities — 99.9% (Cost: $552,405,777)		608,973,339

Other Assets, Less Liabilities — 0.1%		536,716

Net Assets — 100.0%		$609,510,055

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,387,962	$—	$(1,986,857	)(a)	$5,675	$(2,407)	$2,404,373	2,402,931	$10,602	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,267,000	—	(590,000	)(a)	—	—	677,000	677,000	1,096		—

					$5,675	$(2,407)	$3,081,373		$11,698		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Consumer Staples Select Sector E-Mini Index	41	03/19/21	$2,779	$33,492
Euro STOXX 50 Index	6	03/19/21	261	2,772
FTSE 100 Index	4	03/19/21	351	(2,994)

				$33,270

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Global Consumer Staples ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$602,555,906	$—	$—	$602,555,906
Preferred Stocks	3,336,060	—	—	3,336,060
Money Market Funds	3,081,373	—	—	3,081,373

	$608,973,339	$—	$—	$608,973,339

Derivative financial instruments(a)
Assets
Futures Contracts	$36,264	$—	$—	$36,264
Liabilities
Futures Contracts	(2,994)	—	—	(2,994)

	$33,270	$—	$—	$33,270

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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